Goodwill and Other Intangible Assets	12 Months Ended
Jun. 30, 2018
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets
Note 6.	Goodwill and Other Intangible Assets

Goodwill represents the excess of the cost over the net tangible and identifiable intangible assets of acquired businesses. Identifiable intangible assets acquired in business combinations are recorded based upon fair value at the date of acquisition.

Effective July 1, 2018, the Company realigned the composition of its operating segments. The Company moved Laser Systems Group from II-VI Laser Solutions to II-VI Photonics and moved IPI from II-VI Photonics to II-VI Performance Products.  All applicable information has been restated to reflect this change.

Changes in the carrying amount of goodwill were as follows ($000):

	Year Ended June 30, 2018
	II-VI Laser	II-VI	II- VI Performance
	Solutions	Photonics	Products	Total
Balance-beginning of period	$79,527	$108,544	$62,271	$250,342
Goodwill acquired	18,956	-	-	18,956
Goodwill adjustment for prior year acquisition - IPI	-	407	-	407
Foreign currency translation	254	719	-	973
Balance-end of period	$98,737	$109,670	$62,271	$270,678

	Year Ended June 30, 2017
	II-VI Laser	II-VI	II- VI Performance
	Solutions	Photonics	Products	Total
Balance-beginning of period	$84,105	$96,760	$52,890	$233,755
Goodwill acquired	-	17,107	-	17,107
Segment realignment	(4,653)	(4,728)	9,381	-
Foreign currency translation	75	(595)	-	(520)
Balance-end of period	$79,527	$108,544	$62,271	$250,342

The gross carrying amount and accumulated amortization of the Company’s intangible assets other than goodwill as of June 30, 2018 and 2017 were as follows ($000):

	June 30, 2018			June 30, 2017
	Gross		Net	Gross		Net
	Carrying	Accumulated	Book	Carrying	Accumulated	Book
	Amount	Amortization	Value	Amount	Amortization	Value
Technology and Patents	$66,812	$(32,979)	$33,833	$65,438	$(27,313)	$38,125
Trade Names	15,882	(1,471)	14,411	15,806	(1,340)	14,466
Customer Lists	127,603	(50,792)	76,811	123,058	(41,740)	81,318
Other	1,573	(1,559)	14	1,571	(1,523)	48
Total	$211,870	$(86,801)	$125,069	$205,873	$(71,916)	$133,957

Amortization expense recorded on the intangible assets for the fiscal years ended June 30, 2018, 2017 and 2016 was $14.6 million, $12.7 million, and $12.3 million, respectively. The technology and patents are being amortized over a range of 60 to 240 months with a weighted-average remaining life of approximately 91 months. The customer lists are being amortized over 60 to 240 months with a weighted-average remaining life of approximately 140 months.

In conjunction with the acquisition of II-VI Compound Semiconductor Ltd., the Company recorded $0.4 million attributed to the value of technology and patents and $3.6 million of customer lists. The intangibles were recorded based on the Company’s final purchase price allocation utilizing either a discounted cash flow or relief from royalty method to derive the fair value.

In connection with past acquisitions, the Company acquired trade names with indefinite lives. The carrying amount of these trade names of $14.3 million as of June 30, 2018 is not amortized but tested annually for impairment. The Company completed its impairment test of these trade names with indefinite lives in the fourth quarter of fiscal years 2018 and 2017. Based on the results of these tests, the trade names were not impaired in fiscal years 2018 and 2017.

The estimated amortization expense for existing intangible assets for each of the five succeeding years is as follows ($000):

Year Ending June 30,
2019	$12,400
2020	14,000
2021	12,600
2022	10,900
2023	10,700